Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share
Earnings per share

28. Earnings per share

Basic earnings per share is calculated by dividing profit attributable to company shareholders by the weighted average number of common shares available during the fiscal year.

Diluted profit per share is calculated by adjusting the weighted average number of common shares, presuming the conversion of all the potential diluted common shares.

The tables below show data of income and shares used in calculating basic and diluted earnings per share:

	12/31/2020	12/31/2019
Net income (loss) for the year	(80,074)	38,876

Weighted average of shares	189,408,960	178,266,195
(-) Treasury shares	(12,570,020)	(7,849,826)
Adjusted weighted average of shares	176,838,940	170,416,369

Basic earnings (loss) per share - (in Reais)	(0.4528)	0.2281

	12/31/2020	12/31/2019
Net income (loss) for the year	(80,074)	38,876

Weighted average number of shares (*)	189,408,960	178,266,195
(+) Stock Option	—	4,050,513
(-) Treasury shares	(12,570,020)	(7,849,826)
Adjusted weighted average of shares	176,838,940	174,466,882

Diluted earnings (loss) per share (in Reais)	(0.4528)	0.2228

(*)Post-stock-split amounts at June 13, 2016.